Note 4 - Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
(In thousands)	September 30, 2024	December 31, 2023
Equipment	$3,336	$3,126
Leasehold improvements	7,372	7,372
Office furniture, fixtures, and equipment	137	137
Software	589	360
Construction in progress	—	101
	11,434	11,096
Less: Accumulated depreciation	(6,587)	(4,921)
Total	$4,847	$6,175

	December 31, 2023	December 31, 2022
Equipment	$3,126,300	$3,041,900
Leasehold improvements	7,372,100	7,298,500
Office furniture, fixtures, and equipment	137,300	137,300
Software	359,500	359,500
Construction in progress	101,300	—
	11,096,500	10,837,200
Less: Accumulated depreciation	(4,921,400)	(2,700,300)
Total	$6,175,100	$8,136,900